RESTRUCTURING CHARGES	12 Months Ended
Dec. 31, 2016
Restructuring and Related Activities [Abstract]
RESTRUCTURING CHARGES
RESTRUCTURING CHARGES
Publishing and Applications segments
During 2016, the Company recognized significant declines in Publishing and Applications revenue due to the effects of the new Google contract, which was effective April 1, 2016, as well as declines from certain other legacy businesses. In an effort to manage overall costs, the Company incurred restructuring charges throughout 2016 related to lease termination costs and severance. For the year ended December 31, 2016, the Company incurred $18.3 million in costs related to this restructure. A summary of the costs incurred, payments made and the related accruals for both the Publishing and Applications segments at December 31, 2016 is presented below.
See "Note 2—Summary of Significant Accounting Policies—Certain Risks and Concentrations" for additional information on revenue earned from Google.

	Year Ended December 31, 2016
	Publishing	Applications	Total
	(In thousands)
Lease termination costs	$8,172	$100	$8,272
Severance	7,461	2,532	9,993
Total	$15,633	$2,632	$18,265

	December 31, 2016
	Lease Termination Costs	Severance	Total
	(In thousands)
Publishing accrual:
Charges incurred	$8,172	$7,461	$15,633
Payments made	(314)	(5,074)	(5,388)
Publishing accrual as of December 31	$7,858	$2,387	$10,245

	December 31, 2016
	Lease Termination Costs	Severance	Total
	(In thousands)
Applications accrual:
Charges incurred	$100	$2,532	$2,632
Payments made	—	(1,933)	(1,933)
Applications accrual as of December 31	$100	$599	$699

The costs are allocated as follows in the accompanying consolidated statement of operations:

	Year Ended December 31, 2016
	Publishing	Applications	Total
	(In thousands)
Cost of revenue	$9,186	$931	$10,117
Selling and marketing expense	3,080	593	3,673
General and administrative expense	2,175	351	2,526
Product development expense	1,192	757	1,949
Total	$15,633	$2,632	$18,265

Match Group segment
In addition to the restructuring charges at the Publishing and Applications segments discussed above, the Match Group has been in the process of modernizing and streamlining its underlying Dating technology infrastructure that supports both its mobile and desktop platforms, as well as consolidating its European operations from seven principal locations down to three. The project is complete at December 31, 2016. For the year ended December 31, 2016, the Match Group incurred $4.9 million in costs related to this project, compared to $16.8 million for the year ended December 31, 2015. A summary of the costs incurred, payments made and the related accruals for the Match Group segment at December 31, 2016 and 2015 are presented below.

	December 31, 2016
	Severance	Professional Fees & Other	Total
	(In thousands)
Accrual as of January 1	$3,013	$564	$3,577
Charges incurred	345	4,576	4,921
Payments made	(2,404)	(4,844)	(7,248)
Accrual as of December 31	$954	$296	$1,250

	December 31, 2015
	Severance	Professional Fees & Other	Total
	(In thousands)
Accrual as of January 1	$795	$933	$1,728
Charges incurred	8,350	8,417	16,767
Payments made	(6,132)	(8,786)	(14,918)
Accrual as of December 31	$3,013	$564	$3,577

The costs are allocated as follows in the statement of operations:

	Year Ended December 31,
	2016	2015
	(In thousands)
Cost of revenue	$566	$2,947
Selling and marketing expense	560	1,678
General and administrative expense	1,647	8,160
Product development expense	2,148	3,982
Total	$4,921	$16,767